LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2017
Long-term investments, net
Cost basis	¥ 6,693,484	¥ 2,136,968
Gross unrealized gains	236,979	122,038
Gross unrealized losses	(142,337)	(96,379)
Exchange adjustments	(229,185)	(75,219)
Dividends received	(78,619)	(26,559)
Fair value	6,480,322	2,060,849
Marketable securities
Long-term investments, net
Cost basis	296,848	200,000
Gross unrealized gains	0	0
Gross unrealized losses	(142,337)	(96,379)
Exchange adjustments	(732)	0
Dividends received	0	0
Fair value	153,779	103,621
Wealth management product
Long-term investments, net
Cost basis	6,109,574	1,703,980
Gross unrealized gains	209,844	75,213
Gross unrealized losses	0	0
Exchange adjustments	(228,453)	(75,219)
Dividends received	(78,619)	(26,559)
Fair value	6,012,346	1,677,415
IFM Investments Limited
Long-term investments, net
Fair value	218,600	225,900
IFM Investments Limited | Unlisted equity securities
Long-term investments, net
Cost basis	221,694	203,154	¥ 60,000
Gross unrealized gains	24,313	35,140
Gross unrealized losses	0	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	246,007	238,294
IFM Investments Limited | Loan receivables measured at fair value
Long-term investments, net
Cost basis	65,368	29,834
Gross unrealized gains	2,822	11,685
Gross unrealized losses	0	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	¥ 68,190	¥ 41,519